Operating Cash Flow (Tables)	12 Months Ended
Dec. 31, 2020
Consolidated Statement of Cash Flows
Adjustments related to operating cash flow

	2020		2019	2018
	(Euro, in thousands)
Adjustment for non-cash transactions
Depreciation and amortization		€18,682	€12,448	€5,081
Impairment loss				1,083
Share-based compensation expenses		79,959	38,297	26,757
Decrease (-)/increase in retirement benefit obligations and provisions		(260)	(156)	99
Unrealized exchange losses/gains (-) and non-cash other financial result		105,055	11,169	(10,063)
Discounting effect of deferred income		16,278	6,900
Fair value re-measurement of share subscription agreement and warrants		(3,034)	181,644
Net change in (fair) value of current financial investments		15,900	3,081
Fair value adjustment financial assets held at fair value through profit or loss		(2,396)	(5,355)	(1,203)
Other non-cash expenses		539
Total adjustment for non-cash transactions		€230,723	€248,027	€21,753

Adjustment for items to disclose separately under operating cash flow
Interest expense		€9,424	€1,302	€780
Interest income		(7,476)	(9,247)	(5,219)
Tax expense		2,119	214	50
Total adjustment for items to disclose separately under operating cash flow		€4,067	€(7,731)	€(4,389)

Adjustment for items to disclose under investing and financing cash flows
Gain (-)/loss on sale of fixed assets		€82	€(2)	€(668)
Interest income on current financial investments		(2,554)	(5,059)
Total adjustment for items to disclose separately under investing and financing cash flow	€	(2,472)	€(5,061)	€(668)

Change in working capital other than deferred income
Increase (-)/decrease in inventories		€(100)	€20	€3
Increase in receivables		(177,155)	(67,263)	(76)
Increase in liabilities		31,163	79,940	19,996
Total change in working capital other than deferred income		€(146,092)	€12,698	€19,922